1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

December 17, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,511

Commission Staff:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,511 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares Emergent Food and AgTech Multisector ETF (the “Fund”)

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the “Staff”) in its review of the Registration Statement.

(1) Investment Objectives and Policies

The Fund seeks to track the investment results of the Morningstar® Global Food Innovation Index (the “Underlying Index”), which measures the performance of equity securities issued by U.S. and non-U.S. companies that are expected to benefit from creating or using agricultural technologies or innovative food products or services, as determined by Morningstar or its affiliates (“Morningstar” or the “Index Provider”). Constituents represent sectors such as consumer staples, materials, industrials and health care. Morningstar evaluates companies based on five-year net profit and revenue projections as a producer or supplier with respect to four themes:

BRUSSELS    CHICAGO    FRANKFURT     HOUSTON    LONDON    LOS ANGELES    MILAN

NEW YORK    PALO ALTO    PARIS    ROME    SAN FRANCISCO    WASHINGTON

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December 17, 2021

•

Agriculture Technology: Solutions that enhance yield, improve efficiency or achieve waste reduction. Business activities may include seeds, yield enhancement, automation, precision agriculture, digital agriculture, environmentally friendly agricultural inputs and animal genetics.

•

Alternative Proteins: Food, beverages or ingredients offering protein sourced from non-animal origins. Business activities may include plant-based meat, plant-based dairy, lab-cultured meat, insect-based proteins and mycoproteins.

•

Nutritional Innovation and Safety: Technologies that reduce preventable nutrition-related death or disease via innovation or food safety practices. Business activities may include nutrigenomics, brain-body hunger impulse regulation, allergen-free nutrition, food scanners, zoonotic disease mitigation, food safety, diet tracking, and shelf-life extension.

•

Sustainable Food Production and Packaging: Sustainable food production practices or sustainable packaging solutions for food and beverages. Business activities may include regenerative agriculture, organic farming, vertical or rooftop farms, land-based aquaculture, biodiverse ocean farming and food waste reduction.

To construct the Underlying Index, the Index Provider begins with stocks from the Morningstar Global Markets Index and excludes those with an average three-month trailing daily trading volume of less than $2 million or a free float market capitalization of less than $300 million. To be eligible for inclusion, a company must be classified by the Index Provider as either a producer of goods or services related to a theme or a supplier of such producers. In addition, the issuer must have current revenues from at least one theme and, as determined by Morningstar, must be highly likely to experience at least a 5% increase in net profit in aggregate over the next five years from exposure to at least one theme.

Morningstar research analysts estimate the percentage of total revenue that a company will derive over the next five years from its exposure to each theme of the Underlying Index. In making these projections, the research analysts may take into account, among other things, financial statements, historical growth rates, competitive and industry analyses, macroeconomic factors, and news and other data sources. Based on the analysts’ revenue projections, each company is assigned an “exposure score” for each theme as follows:

•	Score of 0: Less than 10% of the issuer’s total revenue

•	Score of 1: 10-25% of the issuer’s total revenue

•	Score of 2: Greater than 25-50% of the issuer’s total revenue

•	Score of 3: Greater than 50% of the total revenue of an issuer that is a supplier

•	Score of 4: Greater than 50% of the total revenue of an issuer that is a producer

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December 17, 2021

A Morningstar committee reviews the assigned scores to help ensure internal consistency.

If a company has an exposure score of zero for each theme, it is excluded from the Underlying Index. The remaining potential constituents are designated as Tier 1 or Tier 2 based on their exposure scores. Tier 1 issuers are those with (i) a score of 3 or 4 in any theme; or (ii) an aggregate score (the sum of all exposure scores) of 5 or more; or (iii) a score of 2 in each of at least two themes. Tier 2 includes all qualifying issuers that are not in Tier 1. Morningstar then ranks issuers with preference given to, among other factors, Tier 1 over Tier 2, higher aggregate exposure score, current constituents and smaller market capitalization.

All Tier 1 constituents are selected for the Underlying Index. However, if there are fewer than 50 Tier 1 constituents, the shortfall is filled with Tier 2 constituents, and the Underlying Index is capped at 50 constituents. Constituents are float market capitalization-weighted with a 4% cap for individual stocks. The Underlying Index is reconstituted and rebalanced each December. The themes are reviewed annually by the Index Provider and are subject to change as they evolve and new themes emerge.

The Index Provider’s methodology does not require that at least one company from each of the themes be included in the Underlying Index, nor does it require the inclusion of a minimum number of Tier 1 constituents. In addition, constituents may operate business lines that generate revenues in industries other than those related to the four themes.

The Underlying Index includes small-, mid- and large-capitalization companies and may change over time. As of September 20, 2021, a significant portion of the Underlying Index is represented by securities of companies in the materials, consumer staples and industrial industries or sectors. As of September 20, 2021, the Underlying Index consisted of securities from the following countries: Australia, Canada, Denmark, France, Germany, Japan, Norway, the Philippines, the United Kingdom and the United States.

(2) Changes from Recent Filings

The Fund’s description of its investment strategy and risk factors are specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,486, filed pursuant to Rule 485(a)(2) on August 18, 2021, relating to iShares ESG Advanced Investment Grade Corporate Bond ETF (“PEA 2,486”), which became effective on November 2, 2021.

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December 17, 2021

(3) Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA 2,486. The substantially similar sections are as follows:

In the Prospectus:

“Portfolio Holdings Information,” “Management – Investment Adviser,” “Management – Administrator, Custodian and Transfer Agent,” “Management – Conflicts of Interest,” “Shareholder Information – Buying and Selling Shares,” “Shareholder Information – Book Entry,” “Shareholder Information – Share Prices,” “Shareholder Information – Dividends and Distributions,” “Shareholder Information – Taxes When Shares are Sold,” “Shareholder Information – Creations and Redemptions,” “Shareholder Information – Householding,” “Distribution,” and “Financial Highlights.”

In the Statement of Additional Information:

“General Description of the Trust and the Fund,” “Exchange Listing and Trading,” “Proxy Voting Policy,” “Portfolio Holdings Information,” “Investment Policies – Fundamental Investment Policies,” “Investment Policies – Notations Regarding the Fund’s Fundamental Investment Policies,” “Continuous Offering,” “Management – Trustees and Officers,” “Management – Committees of the Board of Trustees,” “Management – Control Persons and Principal Holders of Securities,” “Investment Advisory, Administrative and Distribution Services – Investment Adviser,” “Investment Advisory, Administrative and Distribution Services – Code of Ethics,” “Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements,” “Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent,” “Investment Advisory, Administrative and Distribution Services – Distributor,” “Additional Information Concerning the Trust—Shares,” “Additional Information Concerning the Trust—DTC as Securities Depository for Shares of the Fund,” “Creation and Redemption of Creation Units – General,” “Creation and Redemption of Creation Units – Cash Purchase Method,” “Creation and Redemption of Creation Units – Procedures for Creation of Creation Units,” “Creation and Redemption of Creation Units – Role of the Authorized Participant,” “Creation and Redemption of Creation Units – Purchase Orders,” “Creation and Redemption of Creation Units – Acceptance of Orders for Creation Units,” “Creation and Redemption of Creation Units — Issuance of a Creation Unit,” “Creation and Redemption of Creation Units – Costs Associated with Creation Transactions,” “Creation and Redemption of Creation Units – Cash Redemption Method,” “Creation and Redemption of Creation Units “Costs associated with Redemption Transactions,” “Creation and Redemption of Creation Units – Taxation on Creations and Redemptions of Creation Units,” “Taxes – Taxation of RICs,” “Taxes – Sales of Shares,” “Taxes – Backup Withholding,” “Taxes – Sections 351 and 362,” “Taxes – Reporting,” “Taxes – Other Taxes,” “Financial Statements,” and “Miscellaneous Information – Counsel,” “Miscellaneous Information – Independent Registered Public Accounting Firm,”

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December 17, 2021

“Miscellaneous Information – Shareholder Communications to the Board,”

“Miscellaneous Information – Investors’ Rights.”

*    *    *    *    *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Deepa Damre Smith

Adithya Attawar

Marisa Rolland

Nick Cordell

Jennifer Kerslake

Michael Gung

George Rafal

Luis Mora

Alexis Hassell

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).